Tax - Summary of Unrecognized Deferred Tax Based on Expiry Date (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognised Deferred Tax position [Line Items]
Gross carrying amount	$ 967	$ 993
Unrecognised deferred tax	184	182
2020 [member]
Unrecognised Deferred Tax position [Line Items]
Gross carrying amount		3
Unrecognised deferred tax		1
2021 [member]
Unrecognised Deferred Tax position [Line Items]
Gross carrying amount	21	27
Unrecognised deferred tax	5	7
2022 [member]
Unrecognised Deferred Tax position [Line Items]
Gross carrying amount	11	11
Unrecognised deferred tax	3	3
2023 [member]
Unrecognised Deferred Tax position [Line Items]
Gross carrying amount	1	3
Unrecognised deferred tax		1
2024 [Member]
Unrecognised Deferred Tax position [Line Items]
Gross carrying amount	20	20
Unrecognised deferred tax	1	1
After 2024 [Member]
Unrecognised Deferred Tax position [Line Items]
Gross carrying amount	118	125
Unrecognised deferred tax	$ 26	$ 25